Pension Plans and Defined Contribution Plan - Schedule of Change in Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 142,088
Fair value of plan assets at end of year	163,726	$ 142,088
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	142,088	162,977
Actual return on plan assets	18,555	12,136
Company contributions	10,000	10,000
Benefits paid	(6,917)	(2,952)
Settlements		(40,073)
Fair value of plan assets at end of year	$ 163,726	$ 142,088